Principal Accounting Policies (Details) $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Revenue recognition
Number of revenue models used for PC-client game services | item	2	2
Net Revenues	$ 9,767,501	¥ 67,156,453,000	¥ 54,102,019,000	¥ 38,178,844,000
Practical Expedients - financing component	true	true
Practical Expedients - costs to obtain a contract	true	true
Movements of the allowance for doubtful accounts
Balance at the beginning of the year		¥ 84,909,000	24,136,000	14,185,000
Charged to (write-back against) cost and expenses	$ 7,411	50,954,000	60,826,000	9,952,000
Write-off of receivable balances and corresponding provisions		(5,215,000)	(53,000)	(1,000)
Balance at the end of the year		130,648,000	84,909,000	24,136,000
Cash, cash equivalents and time deposits
Cash at bank and demand deposits							$ 783,827	¥ 5,389,198,000				¥ 2,764,140,000
Services
Revenue recognition
Net Revenues	7,056,786	48,518,932,000	42,654,982,000	33,748,455,000
Advertising barter transactions
Revenue recognition
Net Revenues			0	0
PRC subsidiaries and VIEs
Cash, cash equivalents and time deposits
Cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs								¥ 12,700,000,000				¥ 15,100,000,000
Percentage of cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs					33.10%	33.10%	33.10%	33.10%	45.10%	45.10%	45.10%	45.10%
Denominated in USD
Cash, cash equivalents and time deposits
Cash at bank and demand deposits							$ 269,900	¥ 1,852,700,000			$ 112,500
Time deposits							$ 2,456,300	16,857,900,000			$ 2,547,800
Denominated in HKD
Cash, cash equivalents and time deposits
Cash at bank and demand deposits					$ 90.7			79,500,000	$ 5.3
Denominated in EUR
Cash, cash equivalents and time deposits
Cash at bank and demand deposits						€ 1.0		¥ 7,700,000		€ 1.6
Selling and marketing expenses
Cost of revenues
Shipping and handling costs	$ 242,900	¥ 1,670,400,000	¥ 1,182,700,000	¥ 503,000,000
Less than
Revenue recognition
Term of advertising service contracts	3 months	3 months